Appendix VI: Key Regulatory Issues and Concessions and Licenses Held by the Telefonica Group - Schedule Of Service Concession Arrangements (Details) - 12 months ended Dec. 31, 2017	Total	GHz_spectrum_band	MHz_band	agreement	ghz_frequency	location	mhz_per_2100mhz_frequency	mhz_frequency
Disclosure of detailed information about service concession arrangements [line items]
Initial term	20 years
Most common bandwidth (MHz)			20
Licenses disabled and migrated (MHz)			2,100
Frequency usable (MHz)			700
Number of communication licenses | agreement				2
Mexico
Disclosure of detailed information about service concession arrangements [line items]
Most common bandwidth (MHz)			30
Licenses disabled and migrated (MHz)			1,900
Frequency usable (MHz)			2,100
Expiring in 2031 | Spain
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								800
Bandwidth (MHz)			20,000,000
Expiring in 2030 | Spain
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								900
Bandwidth (MHz)			29,600,000.0
Expiring in 2030 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency			10
Expiring in 2030 | Peru
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								850
Bandwidth (MHz)			25,000,000
Expiring in 2030, Option 2 | Spain
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								1,800
Bandwidth (MHz)			40,000,000
Expiring in 2030, Option 2 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency			30
Expiring in 2018, Option 1 Parenthetical | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency			10
Expiring in 2020 | Spain
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								1,900
Bandwidth (MHz)			5,000,000
Expiring in 2020, Option 2 | Spain
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								2,100
Bandwidth (MHz)			29,600,000.0
Expiring in 2030, Option 3 | Spain
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								2,600
Bandwidth (MHz)			40,000,000
Expiring in 2030, Option 3 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency			30
Expiring in 2030, Option 4 | Spain
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								2,600
Bandwidth (MHz)			20,000,000
Expiring in 2018 Parenthetical | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency			10
Expiring in 2032 | Argentina
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								700
Bandwidth (MHz)			20,000,000
Expiring in 2032 | Costa Rica
Disclosure of detailed information about service concession arrangements [line items]
Bandwidth (MHz)			20,000,000
Expiring in 2018-2030
Disclosure of detailed information about service concession arrangements [line items]
Most common bandwidth (MHz)			40
Expiring in 2018-2030 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								1,900
Bandwidth (MHz)			40,000,000
Expiring in 2018-2025-2030, Option 2 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								1,900
Bandwidth (MHz)			70,000,000
Expiring in 2028 | Peru
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								450
Bandwidth (MHz)			10,000,000
Expiring in 2036 | Peru
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								700
Bandwidth (MHz)			30,000,000
Expiring in 2036 | Panama
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								700
Bandwidth (MHz)			20,000,000
Expiring in 2036, Option 1 | Panama
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								850
Bandwidth (MHz)			25,000,000
Expiring in 2027 | Peru
Disclosure of detailed information about service concession arrangements [line items]
Frequency | ghz_frequency					3.5
Bandwidth (MHz)			50,000,000
Expiring in 2027 | Brazil
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								450
Bandwidth (MHz)			14,000,000
Expiring in 2029 | Venezuela
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								2,600
Bandwidth (MHz)			40,000,000
Expiring in 2029 | Brazil
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								700
Bandwidth (MHz)			20,000,000
Expiring in 2026 | Venezuela
Disclosure of detailed information about service concession arrangements [line items]
Frequency | ghz_frequency					3.5
Bandwidth (MHz)			50,000,000
Expiring in 2026 | Costa Rica
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								850
Bandwidth (MHz)			10,600,000.0
Expiring in 2020-2028 | Brazil
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								850
Bandwidth (MHz)			25,000,000
Expiring in 2023 | Colombia
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_per_2100mhz_frequency							1,700
Bandwidth (MHz)			30,000,000
Expiring in 2023 | Brazil
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								900
Bandwidth (MHz)			5,000,000
Expiring in 2023 | Nicaragua
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								700
Bandwidth (MHz)			40,000,000
Expiring in 2024 Option 1 | Colombia
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								1,900
Bandwidth (MHz)			15,000,000
Expiring in 2023, Option 1 | Brazil
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								1,800
Bandwidth (MHz)			20,000,000
Expiring in 2023, Option 1 | Nicaragua
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								850
Bandwidth (MHz)			25,000,000
Expiring in 2022 | Uruguay
Disclosure of detailed information about service concession arrangements [line items]
Frequency			10
Expiring in 2022, Option 1 | Venezuela
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								1,900
Bandwidth (MHz)			50,000,000
Expiring in 2022, Option 2 | Venezuela
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_per_2100mhz_frequency							1,700
Bandwidth (MHz)			20,000,000
Expiring in 2023, Option 2 | Brazil
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								2,100
Expiring in 2023, Option 2 | Nicaragua
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								1,900
Bandwidth (MHz)			60,000,000
Expiring in 2023, Option 3 | Nicaragua
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_per_2100mhz_frequency							1,700
Bandwidth (MHz)			40,000,000
Expiring in 2018Option 2 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency			30
Expiring in 2030, Option 2 Parenthetical | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency			10
Expiring in 2025, Option 2 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency			10
Expiring in 2018, Option 1 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency			30
Expiring in 2028, Option 2 | Peru
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								900
Bandwidth (MHz)			10,000,000
Expiring in 2028, Option 3 | Peru
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								900
Bandwidth (MHz)			16,000,000
Expiring in 2020, Option 3 | Spain
Disclosure of detailed information about service concession arrangements [line items]
Frequency | ghz_frequency					3.5
Bandwidth (MHz)			40,000,000
Infinity, Option 1 | Argentina
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								850
Bandwidth (MHz)			30,000,000
Infinity, Option 1 | Chile
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								850
Bandwidth (MHz)			25,000,000
Infinity, Option 1 | United Kingdom
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								800
Bandwidth (MHz) | GHz_spectrum_band		20,000,000
Expiring in 2032-2033 | Chile
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								1,900
Bandwidth (MHz)			30,000,000
Expiring in 2043 | Chile
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								2,600
Bandwidth (MHz)			40,000,000
Expiring in 2038 | Chile
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								2,600
Bandwidth (MHz)			12,000,000
Expiring in 2037 | Chile
Disclosure of detailed information about service concession arrangements [line items]
Frequency | ghz_frequency					3.5
Bandwidth (MHz)			50,000,000
Expiring in 2037 | Uruguay
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								700
Bandwidth (MHz)			30,000,000
Expiring in 2024 | Colombia
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								850
Bandwidth (MHz)			25,000,000
Expiring in 2024 | Uruguay
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								850
Bandwidth (MHz)			25,000,000
Expiring in 2022-2024 | Uruguay
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								1,900
Bandwidth (MHz)			20,000,000
Expiring in 2024 | Uruguay
Disclosure of detailed information about service concession arrangements [line items]
Frequency			10
Indefinite Option 2 | Argentina
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								850
Bandwidth (MHz)			25,000,000
Indefinite Option 2 | United Kingdom
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								900
Bandwidth (MHz)			34,800,000.0
Indefinite Option 3 | Argentina
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								1,900
Bandwidth (MHz)			20,000,000
Indefinite Option 3 | United Kingdom
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								1,800
Bandwidth (MHz)			11,600,000.0
Indefinite Option 4 | Argentina
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								1,900
Bandwidth (MHz)			50,000,000
Indefinite Option 4 | United Kingdom
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								1,900
Bandwidth (MHz)			5,000,000
Indefinite Option 5 | Argentina
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								1,900
Bandwidth (MHz)			25,000,000
Indefinite Option 5 | United Kingdom
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								2,100
Bandwidth (MHz)			20,000,000
Expiring in 2032, Option 1 | Argentina
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_per_2100mhz_frequency							1,700
Bandwidth (MHz)			20,000,000
Expiring in 2032, Option 1 | Costa Rica
Disclosure of detailed information about service concession arrangements [line items]
Frequency | ghz_frequency					2,100
Bandwidth (MHz)			20,000,000
Indefinite, Option 6 | Argentina
Disclosure of detailed information about service concession arrangements [line items]
Frequency | ghz_frequency					3.5
Bandwidth (MHz)			50,000,000
Number of locations | location						37
Expiring in 2045 | Chile
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								700
Bandwidth (MHz)			20,000,000
Expiring in 2033 | Ecuador
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								850
Bandwidth (MHz)			25,000,000
Expiring in 2033 | Peru
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_per_2100mhz_frequency							1,700
Bandwidth (MHz)			40,000,000
Expiring in 2033 | Uruguay
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								1,900
Bandwidth (MHz)			40,000,000
Expiring in 2033 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								700
Bandwidth (MHz) | GHz_spectrum_band		20,000,000
Expiring in 2022 | Venezuela
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								850
Bandwidth (MHz)			25,000,000
Expiring in 2022 | Brazil
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								1,900
Bandwidth (MHz)			10,000,000
Expiring in 2030, Option 1 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency			20
Expiring in 2030, Option 1 | Peru
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								1,900
Bandwidth (MHz)			25,000,000
Expiring in 2018 Parenthetical 1 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency			10
Expiring in 2018 Option 3 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency			30
Expiring in 2018 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency			30					1,900
Bandwidth (MHz)			30,000,000
Expiring in 2018 | Peru
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								1,900
Bandwidth (MHz)			25,000,000
Expiring in 2018 | El Salvador
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								850
Bandwidth (MHz)			25,000,000
Expiring in 2025 Parenthetical | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency			20
Expiring in 2033, Option 1 | Ecuador
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								1,900
Bandwidth (MHz)			60,000,000
Expiring in 2025 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency			20
Expiring in 2030 Parenthetical | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency			30
Expiring in 2018 Option 2 Parenthetical | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency			40
Expiring in 2033, Option 2 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								900
Bandwidth (MHz)			20,000,000
Expiring in 2033, Option 3 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								1,800
Bandwidth (MHz)			20,000,000
Expiring in 2025, Option 1 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency			20
Expiring in 2025, Option 2 | Brazil
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								2,500
Bandwidth (MHz)			40,000,000
Expiring in 2020, Option 4 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								1,900
Bandwidth (MHz)			5,000,000
Expiring in 2025, Option 3 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								2,000
Bandwidth (MHz)			14,200,000.0
Expiring in 2020, Option 5 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								2,100
Bandwidth (MHz)			39,600,000.0
Expiring in 2025, Option 4 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								2,100
Bandwidth (MHz)			29,700,000.0
Expiring in 2025, Option 5 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								2,600
Bandwidth (MHz)			60,000,000
Expiring in 2025, Option 6 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								2,600
Bandwidth (MHz)			20,000,000
Expiring in 2021 | Colombia
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								1,900
Bandwidth (MHz)			15,000,000
Expiring in 2021 | El Salvador
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								1,900
Bandwidth (MHz)			30,000,000
Expiring in 2021 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | ghz_frequency					3.5
Bandwidth (MHz)			42,000,000
Expiring in 2034 | Guatamela
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								1,900
Bandwidth (MHz)			80,000,000
Expiring in 2026, Option 1 | Costa Rica
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								1,800
Bandwidth (MHz)			30,000,000
Expiring in 2026, Option 2 | Costa Rica
Disclosure of detailed information about service concession arrangements [line items]
Frequency | ghz_frequency					2,100
Bandwidth (MHz)			20,000,000
Expiring in 2036, Option 2 | Panama
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								1,900
Bandwidth (MHz)			20,000,000
Expiring in November 2032 | Chile
Disclosure of detailed information about service concession arrangements [line items]
Frequency			20
Expiring in April 2033 | Chile
Disclosure of detailed information about service concession arrangements [line items]
Frequency			10
Expiring in 2018-2030, Option 1 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								1,900
Bandwidth (MHz)			50,000,000
Expiring in 2018-2025-2030 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								1,900
Bandwidth (MHz)			60,000,000
Expiring in 2018-2030, Option 2 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								1,900
Bandwidth (MHz)			50,000,000
Expiring in 2018-2025-2030, Option 1 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								1,900
Bandwidth (MHz)			50,000,000
Expiring in 2018-2030, Option 3 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								1,900
Bandwidth (MHz)			60,000,000
Expiring in 2025 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								850
Bandwidth (MHz)			20,000,000
Expiring in 2025 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								800
Bandwidth (MHz)			20,000,000
Expiring in 2025, Option 1 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								850
Bandwidth (MHz)			1,920,000.00
Expiring in 2025, Option 1 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								1,800
Bandwidth (MHz)			20,000,000
Expiring in 2025, Option 2 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency								1,900
Bandwidth (MHz)			5,000,000
Maximum
Disclosure of detailed information about service concession arrangements [line items]
Most common bandwidth (MHz)			50
Maximum | Expiring in 2018-2030
Disclosure of detailed information about service concession arrangements [line items]
Most common bandwidth (MHz)			60